EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Depreciation	$ 23,812	$ 9,350	$ 48,657	$ 18,572	$ 61,897	$ 21,796
Research equipment agreement					318,603
Equipment payment					21,115
Security deposit					238,952
Minimum [Member]
Equipment payment					$ 10,260